Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of geographical areas [Line Items]
Revenues	$ 207,609	$ 7,393	$ 207,520	$ 215,483
Taiwan, ROC [Member]
Disclosure of geographical areas [Line Items]
Revenues	200,881		197,895	205,696
Overseas [Member]
Disclosure of geographical areas [Line Items]
Revenues	$ 6,728		$ 9,625	$ 9,787